Changes in significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Change in significant accounting policies
Schedule of impact of transition

Building
Balance at January 1, 2019	17,435
Additions	14
Depreciation by right-of-use assets	(1,440)
Revaluation currency effect	7
Reclassification to investment property	(3,494)
Balance at December 31, 2019	12,522

January 1,
2019
Operating lease commitment disclosed as at December 31, 2018	16,790
Extensions and termination options that are reasonably true of being exercised	11,160
27,950

Discounted lease liabilities using the internal funding cost rate as at January 1, 2019	20,965